UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2006

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND**

  Schedule of Investments

    November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 95.9%
Australia — 2.4%
2,793,636	Alumina Ltd. (Metals & Mining)	$13,994,128

Austria — 2.2%
174,058	Erste Bank der Oesterreichischen Sparkassen AG (Commercial Banks)	12,708,160

Belgium — 1.6%
145,171	UCB SA (Pharmaceuticals)	9,216,189

Bermuda — 2.3%
1,347,093	Catlin Group Ltd. (Insurance)	13,582,071

China — 1.9%
22,130,000	Industrial & Commercial Bank of China Ltd. Class H* (Commercial Banks)	11,209,025

France — 9.7%
50,000	France Telecom SA (Diversified Telecommunication)	1,303,510
134,149	Sanofi-Aventis (Pharmaceuticals)	11,817,687
153,672	Technip SA (Energy Equipment & Services)	10,805,500
168,638	Total SA(a) (Oil, Gas & Consumable Fuels)	12,019,073
166,862	Vinci SA(a) (Construction & Engineering)	21,021,788

		56,967,558

Germany — 8.1%
810,800	Deutsche Telekom AG (Diversified Telecommunication)	14,378,910
169,309	E.ON AG (Electric Utilities)	21,783,431
104,983	Merck KGaA (Pharmaceuticals)	11,520,301

		47,682,642

Hong Kong — 4.8%
1,744,000	Esprit Holdings Ltd. (Specialty Retail)	18,061,136
7,772,000	Techtronic Industries Co. Ltd. (Household Durables)	10,385,676

		28,446,812

Italy — 2.1%
15,000	Fastweb (Diversified Telecommunication)	780,100
1,332,504	UniCredito Italiano SpA (Commercial Banks)	11,536,029

		12,316,129

Japan — 19.8%
350,100	Alpen Co. Ltd. (Specialty Retail)	11,382,929
361,800	Credit Saison Co. Ltd. (Consumer Finance)	12,717,966
3,279,000	FUJI ELECTRIC Co. Ltd. (Electrical Equipment)	17,870,611
1,762,000	Hitachi Metals Ltd. (Metals & Mining)	18,716,511
611,700	Millea Holdings, Inc. (Insurance)	21,902,401
2,301	Sumitomo Mitsui Financial Group, Inc. (Consumer Banks)	24,146,860
221,400	Union Tool Co.(a) (Machinery)	10,057,867

		116,795,145

Mexico — 2.1%
117,100	Fomento Economico Mexicano SA de CV ADR (Beverages)	12,324,775

Netherlands — 5.4%
368,021	ING Groep NV (Diversified Financial Services)	15,730,200
377,461	TNT NV (Air Freight & Logistics)	15,882,794

		31,612,994

Norway — 2.0%
175,244	Prosafe ASA (Energy Equipment & Services)	11,963,122

Russia — 2.3%
153,554	LUKOIL ADR (Oil, Gas & Consumable Fuels)	13,773,794

South Korea — 3.2%
232,330	LG Chem Ltd. (Chemicals)	10,704,366
23,100	Samsung Electronics Co. Ltd. GDR Common Shares(b) (Semiconductor & Semiconductor Equipment)	7,917,768

		18,622,134

Spain — 4.4%
461,518	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	11,149,760
594,034	Indra Sistemas SA (IT Services)	14,497,349

		25,647,109

Shares	Description	Value
Common Stocks — (continued)
Sweden — 3.0%
355,362	Svenska Cellulosa AB (SCA) Series B (Paper & Forest Products)	$17,446,868

Switzerland — 3.8%
183,568	Credit Suisse Group (Capital Markets)	12,174,277
21,579	Nestle SA (Food Products)	7,629,691
30,000	Novartis AG (Pharmaceuticals)	1,753,485
1,198	Serono SA (Biotechnology)	1,088,522

		22,645,975

Taiwan — 1.8%
758,590	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment & Instruments)	10,620,260

United Kingdom — 13.0%
1,516,832	Amvescap PLC (Capital Markets)	16,458,233
2,044,581	Bodycote International PLC (Machinery)	9,931,556
35,000	GlaxoSmithKline PLC (Pharmaceuticals)	930,334
3,194,009	Old Mutual PLC (Insurance)	10,463,953
1,720,345	Prudential PLC (Insurance)	22,441,258
6,265,192	Vodafone Group PLC (Wireless Telecommunication Services)	16,609,656

		76,834,990

TOTAL COMMON STOCKS		$564,409,880

Preferred Stocks — 3.3%
Brazil — 1.8%
312,340	Tim Participacoes SA ADR (Wireless Telecommunication Services)	$10,632,054

South Korea — 1.5%
32,600	Samsung Electronics Co. Ltd. GDR Preferred Shares(a) (Semiconductor & Semiconductor Equipment)	8,712,350

TOTAL PREFERRED STOCKS		$19,344,404

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.0%
JPMorgan Chase Euro - Time Deposit
$5,733,795	5.28%	12/01/2006	$5,733,795

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$589,488,079

Shares	Description	Value
Securities Lending Collateral — 6.5%
38,116,740	Boston Global Investment Trust - Enhanced Portfolio	$38,116,740

TOTAL INVESTMENTS — 106.7%		$627,604,819

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(39,626,553)

NET ASSETS — 100.0%		$587,978,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 *   Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,917,768, which represents approximately 1.3% of net assets as of November 30, 2006.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

**   Effective December 26, 2006, the Goldman Sachs International Equity Fund was renamed the Goldman Sachs Concentrated International Equity Fund.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND**

  Schedule of Investments (continued)

    November 30, 2006 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Air Freight & Services	2.7%
Beverages	2.1
Biotechnology	0.2
Capital Markets	4.9
Chemicals	1.8
Commercial Banks	11.9
Construction & Engineering	3.6
Consumer Finance	2.1
Diversified Financials	2.7
Diversified Telecommunication	2.8
Electric Equipment	3.0
Electric Utilities	3.7
Electronic Equipment & Instruments	1.8
Energy Equipment & Services	3.9
Food Products	1.3
Household Durables	1.8
Insurance	11.6
IT Services	2.5
Machinery	3.4
Metals & Mining	5.6
Oil, Gas & Consumable Fuels	4.4
Paper & Forest Products	3.0
Pharmaceuticals	6.0
Semiconductor & Semiconductor Equipment	2.8
Short-term Investments #	7.5
Specialty Retail	5.0
Wireless Telecommunication Services	4.6

TOTAL INVESTMENTS	106.7%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION

Tax Information — At November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$519,956,300

Gross unrealized gain	114,460,943
Gross unrealized loss	(6,812,424)

Net unrealized security gain	$107,648,519

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

**   Effective December 26, 2006, the Goldman Sachs International Equity Fund was renamed the Goldman Sachs Concentrated International Equity Fund.

GOLDMAN SACHS JAPANESE EQUITY FUND

  Schedule of Investments

    November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Air Freight & Logistics — 1.3%
50,000	Yamato Holdings Co. Ltd.	$762,907

Auto Components — 3.8%
42,500	Denso Corp.	1,603,276
48,900	Sumitomo Rubber Industries Ltd.	631,665

		2,234,941

Automobiles — 5.4%
53,400	Toyota Motor Corp.	3,206,644

Building Products — 1.8%
90,000	Asahi Glass Co. Ltd.	1,058,951

Capital Markets — 1.3%
43,600	Nomura Holdings, Inc.	759,487

Chemicals — 4.2%
123,000	Asahi Kasei Corp.	788,959
19,000	Shin-Etsu Chemical Co. Ltd.	1,251,263
108,000	Toyo Ink Manufacturing Co. Ltd.	418,545

		2,458,767

Commercial Banks — 14.7%
154,000	Chiba Bank Ltd. (The)	1,323,637
217	Mitsubishi UFJ Financial Group, Inc.	2,760,579
253	Mizuho Financial Group, Inc.	1,853,345
265	Sumitomo Mitsui Financial Group, Inc.	2,780,929

		8,718,490

Commercial Services & Supplies — 0.0%
300	Secom Co. Ltd.	15,529

Computers & Peripherals — 1.8%
134,000	Fujitsu Ltd.	1,090,137

Construction & Engineering — 0.8%
50,000	Kyowa Exeo Corp.	456,270

Consumer Finance — 1.5%
3,240	ORIX Corp.	879,844

Diversified Telecommunication Services — 1.8%
208	Nippon Telegraph & Telephone Corp.	1,050,290

Electric Utilities — 1.7%
32,600	Tokyo Electric Power Co, Inc. (The)	1,014,059

Electrical Equipment — 4.4%
217,000	Fuji Electric Holdings Co. Ltd.	1,182,654
18,000	Futaba Corp. (Chiba)	419,253
800	Matsushita Electric Works Ltd.	8,951
110,000	Mitsubishi Electric Corp.	996,242

		2,607,100

Electrical Equipment & Instruments — 6.0%
29,000	Haya Corp.	1,137,726
43,000	Nippon Chemi-Con Corp.	346,477
93,000	Shimadzu Corp.	780,093
11,000	TDK Corp.	841,012
38,000	Yaskawa Electric Corp.	415,273

		3,520,581

Food & Staples Retailing — 2.0%
34,000	Lawson, Inc.	1,186,924

Food Products — 1.8%
88,000	Ajinomoto Co., Inc.	1,061,366

Gas Utilities — 1.5%
177,000	Tokyo Gas Co. Ltd.	876,142

Health Care Equipment & Supplies — 0.8%
22,600	Topcon Corp.	447,590

Hotels, Restaurants & Leisure — 0.4%
9,300	Resorttrust, Inc.	256,575

Household Durables — 2.6%
17,300	Rinnai Corp.	492,898
70,000	Sekisui House Ltd.	1,056,097

		1,548,995

Insurance — 2.3%
109,000	Mitsui Sumitomo Insurance Co. Ltd.	1,335,997

Internet & Catalog Retail — 0.4%
13,000	ASKUL Corp.	248,474

Shares	Description	Value
Common Stocks — (continued)
IT Services — 0.4%
9,000	NS Solutions Corp.	$265,997

Leisure Equipment & Products — 0.6%
15,100	Sega Sammy Holdings, Inc.	377,930

Machinery — 5.7%
48,500	Daifuku Co. Ltd.	759,853
8,300	Fanuc Ltd.	753,802
47,100	Komatsu Ltd.	849,855
92,000	Kubota Corp.	803,129
5,000	Union Tool Co.	227,142

		3,393,781

Marine — 1.1%
71,000	Mitsui O.S.K. Lines Ltd.	647,743

Media — 1.8%
742	Jupiter Telecommunications Co. Ltd.*	607,937
81,000	Toei Co. Ltd.	479,162

		1,087,099

Metals & Mining — 6.2%
116,000	Hitachi Metals Ltd.	1,232,188
40,200	JFE Holdings, Inc.	1,846,375
140,000	Mitsubishi Steel Manufacturing Co. Ltd.	597,720

		3,676,283

Office Electronics — 2.3%
25,450	Canon, Inc.	1,338,554

Pharmaceuticals — 4.9%
23,000	Astellas Pharma, Inc.	1,002,626
22,100	Takeda Pharmaceutical Co. Ltd.	1,440,384
20,000	Tsumura & Co.	432,751

		2,875,761

Real Estate Management & Development — 0.7%
18,000	Mitsui Fudosan Co. Ltd.	420,680

Road & Rail — 1.5%
193	West Japan Railway Co.	879,905

Semiconductors & Semiconductor Equipment — 1.9%
7,200	DISCO Corp.	486,924
55,000	Sanken Electric Co. Ltd.	651,427

		1,138,351

Specialty Retail — 1.6%
29,500	Alpen Co. Ltd.	959,144

Trading Companies & Distributors — 3.7%
36,600	Mitsubishi Corp.	678,169
110,000	Mitsui & Co. Ltd.	1,488,767

		2,166,936

Transportation Infrastructure — 1.0%
83,000	Sumitomo Warehouse Co. Ltd. (The)	605,146

Wireless Telecommunication Services — 1.6%
140	KDDI Corp.	932,133

TOTAL COMMON STOCKS		$57,561,503

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.0%
JPMorgan Chase Euro - Time Deposit
$6,973	5.28%	12/01/2006	$6,973

TOTAL INVESTMENTS — 97.3%			$57,568,476

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%			1,592,554

NET ASSETS — 100.0%			$59,161,030

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS JAPANESE EQUITY FUND

  Schedule of Investments (continued)

    November 30, 2006 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Air Freight & Logistics	1.3%
Auto Components	3.8
Automobiles	5.4
Building Products	1.8
Capital Markets	1.3
Chemicals	4.2
Commercial Banks	14.7
Computers & Peripherals	1.8
Construction & Engineering	0.8
Consumer Finance	1.5
Diversified Telecommunication	1.8
Electric Utilities	1.7
Electrical Equipment	4.4
Electronic Equipment & Instruments	6.0
Food & Staples Retailing	2.0
Food Products	1.8
Gas Utilities	1.5
Health Care Equipment & Supplies	0.8
Hotels Restaurants & Leisure	0.4
Household Durables	2.6
Insurance	2.3
Internet & Catalog Retail	0.4
IT Services	0.4
Leisure Equipment & Products	0.6
Machinery	5.7
Marine	1.1
Media	1.8
Metals & Mining	6.2
Office Electronics	2.3
Pharmaceuticals	4.9
Real Estate Management & Development	0.7
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	1.9
Specialty Retail	1.6
Trading Companies & Distributors	3.7
Transportation Infrastructure	1.0
Wireless Telecommunication Services	1.6

TOTAL INVESTMENTS	97.3%

† Industry concentrations greater than one-tenth of one percent are disclosed.

ADDITIONAL INVESTMENT INFORMATION

Tax Information — At November 30, 2006, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$49,969,539

Gross unrealized gain	8,817,049
Gross unrealized loss	(1,218,112)

Net unrealized security gain	$ 7,598,937

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP EQUITY FUND

  Schedule of Investments

    November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 96.6%
Austria — 0.9%
59,691	Semperit AG Holding(a) (Auto Components)	$2,063,025

Bermuda — 0.8%
378,288	Energy XXI Acquisition Corp.* (Bermuda) Ltd. (Energy)	1,902,789

Canada — 2.3%
287,152	First Calgary Petroleums Ltd.* (Oil, Gas & Consumable Fuels)	1,697,556
75,511	March Networks Corp.* (Internet Software & Services)	1,528,887
1,305,000	Primeline Energy Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,885,426

		5,111,869

Cyprus — 1.5%
259,600	Bank of Cyprus Public Co. Ltd. (Commercial Banks)	3,358,774

Finland — 1.2%
1	TietoEnator Oyj (IT Services)	29
85,036	Vacon PLC (Electrical Equipment)	2,701,374

		2,701,403

France — 3.2%
29,802	Rodriguez Group (Leisure Equipment & Products)	1,456,278
59,149	SAFT Groupe SA* (Electrical Equipment)	1,920,626
14,190	Vallourec (Machinery)	3,845,053

		7,221,957

Germany — 12.3%
128,004	Arques Industries AG (Diversified Financial Services)	2,103,326
46,606	AWD Holdings AG (Capital Markets)	1,918,560
87,017	CENTROTEC Sustainable AG*(a) (Chemicals)	2,882,713
200,758	Curanum AG (Health Care Providers & Services)	1,862,326
79,121	ElringKlinger AG (Auto Components)	4,936,169
1,038,396	Heliad Equity Partners GmbH & Co. KGaA* (Capital Markets)	1,694,320
141,559	IDS Scheer AG(a) (IT Services)	2,852,825
149,133	Pfleiderer AG (Building Products)	3,795,870
24,602	Surteco AG (Household Durables)	1,015,941
29,381	Techem AG (Commercial Services & Supplies)	2,121,075
104,264	Thielert AG*(a) (Aerospace & Defense)	2,864,180

		28,047,305

Greece — 2.4%
141,300	OPAP SA (Hotels, Restaurants & Leisure)	5,310,391

Hong Kong — 1.6%
2,624,000	Shui On Land Ltd.* (Real Estate Management & Development)	2,270,226
1,056,000	Techtronic Industries Co. Ltd. (Household Durables)	1,411,126

		3,681,352

India — 2.0%
220,650	Bajaj Hindustan Ltd. (Food Products)	1,218,680
320,369	UTI Bank Ltd. (Commercial Banks)	3,387,943

		4,606,623

Indonesia — 2.0%
4,559,000	PT Bank Rakyat Indonesia (Commercial Banks)	2,657,940
5,170,500	PT Medco Energi Internasional Tbk (Oil, Gas & Consumable Fuels)	1,830,424

		4,488,364

Ireland — 2.6%
98,180	DCC PLC (Industrial Conglomerates)	3,004,331
117,383	Iaws Group PLC (Food Products)	2,887,941

		5,892,272

Isle of Man — 3.4%
1,731,913	Dawnay Day Carpathian PLC (Real Estate Management & Development)	3,693,888
1,967,317	Speymill Deutsche Immobilien Co. PLC* (Real Estate Management & Development)	3,958,901

		7,652,789

Shares	Description	Value
Common Stocks — (Continued)
Italy — 4.5%
573,560	Gruppo Coin SpA* (Specialty Retail)	$3,444,142
603,652	Safilo Group SpA* (Textiles, Apparel & Luxury Goods)	3,489,999
81,910	Valentino Fashion Group SpA(a) (Textiles, Apparel & Luxury Goods)	3,209,263

		10,143,404

Japan — 16.9%
149,900	Aica Kogyo Co. Ltd. (Building Products)	1,969,235
86,900	As One Corp. (Health Care Providers & Services)	2,210,228
59,700	Asahi Pretec Corp. (Commercial Services & Supplies)	1,227,168
82,800	ASKUL Corp.(a) (Internet & Catalog Retail)	1,582,590
39,700	C. Uyemura & Co. Ltd. (Chemicals)	2,619,995
125,000	CKD Corp.(a) (Machinery)	1,185,573
523,000	DAIHEN Corp. (Electrical Equipment)	2,545,104
66,200	Hitachi Tool Engineering Ltd.(a) (Machinery)	883,281
214,700	Neturen Co. Ltd. (Metals & Mining)	2,556,548
149,000	Nihon Parkerizing Co. Ltd. (Chemicals)	2,656,294
33,700	Nissha Printing Co. Ltd. (Commercial Services & Supplies)	1,073,411
84,900	Optex Co. Ltd.(a) (Electronic Equipment & Instruments)	2,337,082
57,200	Resorttrust, Inc. (Hotels, Restaurants & Leisure)	1,578,074
212,000	ROHTO PHARMACEUTICAL Co. Ltd.(a) (Pharmaceuticals)	2,249,461
109,500	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	2,140,644
446,000	The Higashi-Nippon Bank Ltd. (Commercial Banks)	1,933,942
73,100	Tocalo Co. Ltd. (Machinery)	2,696,798
114,700	Tohokushinsha Film Corp.(a) (Media)	922,605
229,000	Tokai Carbon Co. Ltd.(a) (Chemicals)	1,569,048
10,800	Tokyu Community Corp. (Real Estate Management & Development)	333,418
96,000	Tsumura & Co. (Pharmaceuticals)	2,077,206

		38,347,705

Mexico — 0.6%
85,675	AXtel SA de CV ADR*(b) (Diversified Telecommunication Services)	1,461,299

Netherlands — 7.0%
52,594	Aalberts Industries NV (Machinery)	4,276,859
92,709	Ballast Nedam NV (Construction & Engineering)	3,990,211
235,328	Buhrmann NV (Commercial Services & Supplies)	3,313,011
81,783	Heijmans NV (Construction & Engineering)	4,228,306

		15,808,387

Norway — 3.5%
20,337	Aker Kvaerner ASA (Energy Equipment & Services)	2,335,963
32,842	Aker Yards AS (Machinery)	2,623,123
386,124	StepStone ASA*(a) (Commercial Services & Supplies)	860,683
103,691	TGS Nopec Geophysical Co. ASA* (Energy Equipment & Services)	2,014,993

		7,834,762

Singapore — 1.7%
2,992,000	Macquarie International Infrastructure Fund Ltd. (Capital Markets)	1,816,108
1,896,000	Suntec Real Estate Investment Trust REIT (Real Estate Investment Trusts)	2,109,771

		3,925,879

South Korea — 1.1%
53,060	LG Chem Ltd. (Chemicals)	2,444,685

Sweden — 2.6%
278,190	Intrum Justitia AB (Commercial Services & Supplies)	3,298,704
545,184	Observer AB*(a) (Commercial Services & Supplies)	2,636,116

		5,934,820

GOLDMAN SACHS INTERNATIONAL SMALL CAP EQUITY FUND

  Schedule of Investments (continued)

    November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (Continued)
Switzerland — 1.2%
1,185	Jelmoli Holding AG (Multiline Retail)	$2,641,473

Taiwan — 1.2%
1,758,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	2,808,981

United Kingdom — 20.1%
1,184,604	Augean PLC* (Commercial Services & Supplies)	3,372,524
2,734,141	Billing Services Group Ltd.* (IT Services)	1,464,586
64,239	BlueBay Asset Management* (Capital Markets)	448,284
140,706	Carter & Carter Group PLC (Commercial Services & Supplies)	2,537,738
282,408	Cattles PLC (Consumer Finance)	2,241,094
1,153,795	Chrysalis Group PLC (Media)	2,721,980
8,853,018	Corporate Services Group PLC* (Commercial Services & Supplies)	1,091,156
320,748	Cyberscan Technology, Inc.* (Hotels Restaurants & Leisure)	1,420,746
1,327,260	European Nickel PLC* (Metals & Mining)	1,252,349
210,933	Genus PLC (Biotechnology)	2,176,867
1,319,778	Heywood Williams Group PLC* (Building Products)	2,862,899
104,621	Imperial Energy Corp. PLC* (Oil, Gas & Consumable Fuels)	1,482,131
1,121,716	Inspicio PLC* (Capital Markets)	3,307,518
235,535	International Metal Enterprises Inc. (Metals & Mining)	1,307,219
1,362,453	Galiform PLC* (Specialty Retail)	3,421,452
679,781	MyTravel Group PLC* (Hotels, Restaurants & Leisure)	2,939,589
1,146,565	Oriel Resources PLC* (Metals & Mining)	1,014,236
290,299	Raymarine PLC (Communications Equipment)	2,402,585
291,258	Sibir Energy PLC* (Oil, Gas & Consumable Fuels)	2,426,853
396,405	Sierra Leone Diamond Co.* (Metals & Mining)	929,657
263,008	Unite Group PLC (Real Estate Management & Development)	2,581,987
420,784	Wolfson Microelectronics PLC* (Electronic Equipment & Instruments)	2,274,473

		45,677,923

TOTAL COMMON STOCKS		$219,068,231

	Expiration
Units	Month	Value
Warrants* — 0.5%
Bermuda — 0.3%
Energy XXI Acquisition Corp. (Bermuda) Ltd. (Energy)
858,723	10/2009	$798,612

Canada — 0.0%
Primeline Energy Holdings, Inc. (Energy)
652,500	04/2008	—

United Kingdom — 0.2%
Globe Specialty Metals, Inc. (Metals & Mining)
579,362	10/2009	347,617
Oriel Resources PLC (Materials)
31,958	02/2010	—

TOTAL WARRANTS		$1,146,229

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.3%
JPMorgan Chase Euro - Time Deposit
$3,014,694	5.28%	12/1/2006	$3,014,694

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$223,229,154

Shares	Description	Value
Securities Lending Collateral — 5.0%
11,291,076	Boston Global Investment Trust - Enhanced Portfolio	$11,291,076

TOTAL INVESTMENTS — 103.4%		$234,520,230

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(7,658,257)

NET ASSETS — 100.0%		$226,861,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 *  Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,461,299, which represents approximately 0.6% of net assets as of November 30, 2006.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation: ADR — American Depositary Receipt

GOLDMAN SACHS INTERNATIONAL SMALL CAP EQUITY FUND

  Schedule of Investments (continued)

    November 30, 2006 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Aerospace & Defense	1.3%
Auto Components	3.1
Biotechnology	1.0
Building Products	3.8
Capital Markets	4.0
Chemicals	5.4
Commercial Banks	5.0
Commercial Services & Supplies	10.4
Communications Equipment	1.1
Construction & Engineering	3.6
Consumer Finance	1.0
Diversified Financial Services	0.9
Diversified Telecommunication	0.6
Electrical Equipment	3.2
Electronic Equipment & Instruments	2.0
Energy	1.2
Energy Equipment & Services	1.9
Food Products	1.8
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	5.0
Household Durables	1.1
Industrial Conglomerates	1.3
Internet & Catalog Retail	0.7
Internet Software & Services	0.7
IT Services	1.9
Leisure Equipment & Products	0.6
Machinery	6.8
Media	1.6
Metals & Mining	3.3
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	1.9
Real Estate Investment Trusts	0.9
Real Estate Management & Development	5.7
Semiconductors & Semiconductor Equipment	1.2
Short-term Investments #	6.3
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	3.0

TOTAL INVESTMENTS	103.4%

†  Industry concentrations greater than one-tenth of one percent are disclosed.
#  Short-term investments include securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2006, the following futures contracts were open:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain (Loss)

Dow Jones Euro Stoxx 50 Index	29	December 2006	$1,533,942	$48,065

FTSE 100 Index	11	December 2006	1,310,585	(16,001)

TOTAL			$2,844,527	$32,064

Tax Information — At November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$190,750,003

Gross unrealized gain	51,830,161
Gross unrealized loss	(8,059,934)

Net unrealized security gain	$43,770,227

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

  Schedule of Investments
    November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 83.4%
Austria — 1.2%
214,210	Erste Bank der Oesterreichischen Sparkassen AG (Commercial Banks)	$15,639,700

Brazil — 6.1%
427,980	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	36,771,177
500,588	Tele Norte Leste Participacoes SA (Diversified Telecommunication)	16,000,319
207,094	Unibanco-Uniao de Bancos Brasileiros SA ADR (Commercial Banks)	17,534,649
490,338	Vivax SA* (Media)	7,904,294

		78,210,439

China — 7.1%
48,297,000	China Construction Bank Class H(b) (Commercial Banks)	25,135,755
9,962,000	China Shipping Development Co. Ltd. Class H (Marine)	11,656,465
17,918,000	COSCO Holdings Class H (Marine)	10,300,717
4,814,000	Huadian Power International Corp. Class H (Independend Power Producers)	1,851,294
30,182,000	Industrial & Commercial Bank of China Class H* (Commercial Banks)	15,287,428
19,453,000	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	24,874,662
1,751,000	Yanzhou Coal Mining Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	1,242,986

		90,349,307

Hungary — 1.9%
322,000	OTP Bank Nyrt GDR (Commercial Banks)	24,955,000

India — 5.5%
927,563	Bharti Airtel Ltd.* (Wireless Telecommunication Services)	13,526,063
1,968,094	Satyam Computer Services Ltd. (IT Services)	20,176,618
854,626	Tata Consultancy Services Ltd. (IT Services)	22,874,903
1,304,592	UTI Bank Ltd. (Commercial Banks)	13,796,227

		70,373,811

Israel — 0.7%
1,286,531	Mizrahi Tefahot Bank Ltd. (Commercial Banks)	9,405,735

Malaysia — 1.7%
7,182,900	Tenaga Nasional Berhad (Electrical Utilities)	21,818,372

Mexico — 7.5%
361,100	America Movil SA de CV ADR (Wireless Telecommunication Services)	16,058,117
5,280,553	Axtel SA de CV* (Diversified Telecommunication)	12,884,557
2,940,432	Corp. GEO SA de CV Series B* (Household Durables)	12,729,664
8,119,164	Corp. Moctezuma SA de CV (Construction Materials)	20,919,584
3,532,398	Empresas ICA SAB de CV* (Construction & Engineering)	12,783,862
154,600	Fomento Economico Mexicano SA de CV ADR (Beverages)	16,271,650
1,043,214	Grupo Famsa SA Class A* (Multiline Retail)	3,808,668

		95,456,102

Pakistan — 0.4%
293,281	MCB Bank Ltd. GDR(b) (Commercial Banks)	4,914,510

Peru — 1.1%
513,100	Companhia de Minas Buenaventura SA ADR (Metals & Mining)	14,643,874

Russia — 14.4%
547,082	LUKOIL ADR (Oil, Gas & Consumable Fuels)	49,073,255
112,116	North-West Telecom ADR (Diversified Telecommunication)	7,567,830
1,392,748	OAO Gazprom ADR(a) (Oil, Gas & Consumable Fuels)	65,532,919
473,789	Open Investments GDR* (Real Estate Management & Development)	12,673,856
585,883	X 5 Retail Group NV GDR* (Food & Staples Retailing)	15,264,183
12,395	Sberbank RF (Commercial Banks)	31,051,043
314,616	VolgaTelecom ADR (Diversified Telecommunication)	2,831,544

		183,994,630

Shares	Description	Value
Common Stocks — 83.4% — (continued)
South Africa — 11.6%
7,661,229	FirstRand Ltd. (Diversified Financial Services)	$21,133,959
937,117	Harmony Gold Mining Co. Ltd. ADR* (Metals & Mining)	15,875,960
2,405,613	JD Group Ltd. (Specialty Retail)	26,621,765
2,394,451	Massmart Holdings Ltd. (Food & Staples Retailing)	21,881,769
693,507	Sasol Ltd. (Oil, Gas & Consumable Fuels)	24,376,425
1,256,756	Standard Bank Group Ltd. (Commercial Banks)	15,450,540
1,193,367	Telkom South Africa Ltd. (Diversified Telecommunication)	22,437,865

		147,778,283

South Korea — 9.0%
93,791	Hana Financial Group, Inc. (Commercial Banks)	4,779,507
156,830	Hyundai Mobis (Auto Components)	14,560,021
431,131	Kookmin Bank (Commercial Banks)	33,662,133
300,350	LG Chem Ltd. (Chemicals)	13,838,317
439,320	LG.Philips LCD Co. Ltd.* (Electronic Equipment & Instruments)	13,663,409
23,266	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,945,941
376,690	Shinhan Financial Group Co. Ltd. (Commercial Banks)	18,433,320

		114,882,648

Taiwan — 12.5%
11,578,070	AU Optronics Corp. (Electronic Equipment & Instruments)	15,588,641
17,690,375	China Steel Corp. (Metals & Mining)	17,942,001
3,977,336	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	28,917,871
1,587,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment Semiconductors)	16,241,266
2,546,014	Novatek Microelectronics Corp. Ltd. (Semiconductors & Semiconductor Equipment)	11,447,292
14,721,484	Shin Kong Financial Holdings Co. Ltd. (Insurance)	15,084,022
10,657,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	17,028,047
18,305,747	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	37,140,507

		159,389,647

Thailand — 1.6%
6,744,600	Thai Oil PCL (Oil, Gas & Consumable Fuels)	11,566,746
11,880,750	Thoresen Thai Agencies PCL (Marine)	9,375,157

		20,941,903

Turkey — 1.1%
4,191,606	Turkiye Garanti Bankasi AS (Commercial Banks)	13,858,993

TOTAL COMMON STOCKS		$1,066,612,954

Exchange Traded Fund — 0.5%
Other — 0.5%
57,539	iShares MSCI Emerging Markets Index Fund (a)	$6,317,782

Preferred Stocks — 12.5%
Brazil — 6.7%
642,188	Banco Itau Holding Financeira SA ADR (Commercial Banks)	$21,500,454
360,800	Companhia de Bebidas das Americas ADR (Beverages)	16,636,488
1,180,000	Companhia Vale do Rio Doce (Metals & Mining)	27,567,852
19,378	Telemig Celular Participacoes SA Class G (Wireless Telecommunication Services)	6,345,870
404,919	Tim Participacoes SA ADR (Wireless Telecommunication Services)	13,783,443

		85,834,107

South Korea — 5.8%
433,260	Hyundai Motor Co. (Automobiles)	18,786,278
102,448	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	55,012,752

		73,799,030

TOTAL PREFERRED STOCKS		$159,633,137

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

  Schedule of Investments (continued)

    November 30, 2006 (Unaudited)

Expiration
Units	Description	Month	Value
Right* — 0.0%
Thailand — 0.0%
91,200	True Corp. PCL (Wireless Telecommunication Services)	04/2008	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.0%
JPMorgan Chase Euro - Time Deposit
$38,156,858	5.28%	12/01/2006	$38,156,858

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,270,720,731

Shares	Description	Value
Securities Lending Collateral — 0.5%
6,192,450	Boston Global Investment Trust - Enhanced Portfolio	$6,192,450

TOTAL INVESTMENTS — 99.9%		$1,276,913,181

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,860,919

NET ASSETS — 100.0%		$1,278,774,100

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 *   Non-income producing security.

(a)  All or a portion of security is on loan.

(b)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $30,050,265, which represents approximately 2.4% of net assets as of November 30, 2006.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

  Schedule of Investments (continued)

    November 30, 2006 (Unaudited)

As a % of Net Assets

Investments Industry Classifications †
Auto Components	1.1%
Automobiles	1.5
Beverages	2.6
Chemicals	1.1
Commercial Banks	20.7
Construction & Engineering	1.0
Construction Materials	1.6
Diversified Financial Services	1.7
Diversified Telecommunication	4.8
Electrical Utilities	1.7
Electronic Equipment & Instruments	4.5
Exchange Traded Fund	0.5
Food & Staples Retailing	2.9
Household Durables	1.0
Independent Power Producers	0.1
Insurance	1.2
IT Services	3.4
Marine	2.5
Media	0.6
Metals & Mining	5.9
Multiline Retail	0.3
Oil, Gas & Consumable Fuels	16.7
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	12.0
Short-term Investments #	3.5
Specialty Retail	2.1
Wireless Telecommunication Services	3.9

TOTAL INVESTMENTS	99.9%

†	Industry concentrations greater than one-tenth of one percent are disclosed.
#	Short-term investments include securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION

Tax Information — At November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,069,646,692

Gross unrealized gain	211,632,528
Gross unrealized loss	(4,366,039)

Net unrealized security gain	$207,266,489

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments
November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 95.2%
China — 11.6%
5,231,000	China Construction Bank Class H(a) (Commercial Banks)	$2,722,429
972,000	China Merchants Bank Co. Ltd. Class H* (Commercial Banks)	1,866,840
607,000	China Mobile Ltd. (Wireless Telecommunication Services)	5,101,771
1,820,000	China Petroleum and Chemical Corp. (Sinopec) Class H (Oil, Gas & Consumable Fuels)	1,446,968
782,000	China Shipping Development Co. Ltd. Class H (Marine)	915,013
288,000	Huadian Power International Corp. Ltd. Class H (Independent Power Producers)	110,755
3,752,000	Industrial & Commercial Bank of China* Class H (Commercial Banks)	1,900,418
3,262,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	4,171,138

		18,235,332

Hong Kong — 14.4%
123,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	672,231
289,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	3,408,952
494,500	Esprit Holdings Ltd. (Specialty Retail)	5,121,119
124,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	1,089,716
430,000	Hongkong Land Holdings Ltd. (Real Estate Management & Development )	1,640,717
455,000	Kerry Properties Ltd. (Real Estate Management & Development)	1,832,387
630,000	Sino Land Co., Ltd. (Real Estate Management & Development)	1,180,600
1,870,000	Shui On Land Ltd.* (Real Estate Management & Development)	1,617,882
114,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,289,071
2,777,000	Techtronic Industries Co. Ltd. (Household Durables)	3,710,888
1,606,000	Texwinca Holdings Ltd. (Textiles, Apparel & Luxury Goods)	1,084,553

		22,648,116

India — 12.7%
179,220	Bajaj Hindustan Ltd. (Food Products)	989,856
164,701	Bharti Airtel Ltd.* (Wireless Telecommunication Services)	2,401,730
164,748	ICICI Bank Ltd. (Commercial Banks)	3,212,662
112,280	Infosys Technologies Ltd. (IT Services)	5,477,404
642,082	Ishaan Real Estate PLC* (Real Estate Investment Trusts)	1,356,835
349,604	ITC Ltd. (Tobacco)	1,443,332
518,452	Nagarjuna Construction Co. Ltd. (Construction & Engineering)	2,490,615
238,860	UTI Bank Ltd. (Commercial Banks)	2,525,975

		19,898,409

Indonesia — 6.7%
1,846,500	PT Astra International Tbk (Automobiles)	3,206,114
4,084,000	PT Bank Rakyat Indonesia (Commercial Banks)	2,381,010
6,025,000	PT Medco Energi Internasional Tbk (Oil, Gas & Consumable Fuels)	2,132,929
2,674,500	PT Telekomunikasi Indonesia Tbk (Diversified Telecommunication Services)	2,907,524

		10,627,577

Malaysia — 2.5%
25	Public Bank Berhad — Foreign Market (Commercial Banks)	53
664,100	Tenaga Nasional Berhad (Electrical Utilities)	2,017,233
486,600	Transmile Group Berhad (Air Freight & Logistics)	1,869,469

		3,886,755

Pakistan — 0.9%
84,799	MCB Bank Ltd. GDR(a) (Commercial Banks)	1,420,977

Singapore — 7.2%
1,337,000	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	2,077,028
119,000	DBS Group Holdings Ltd. (Commercial Banks)	1,621,681
3,698,000	Macquarie International Infrastructure Fund Ltd. (Capital Markets)	2,244,647
1,884,000	Suntec Real Estate Investment Trust (Real Estate Investment Trusts)	2,096,418
276,000	United Overseas Bank Ltd. (Commercial Banks)	3,332,267

		11,372,041

Shares	Description	Value
Common Stocks — (continued)
South Korea — 21.2%
5,655	CJ Home Shopping (Internet & Catalog Retail)	$485,891
74,090	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	2,352,633
105,363	Hana Financial Group, Inc. (Commercial Banks)	5,369,206
22,830	Hyundai Mobis (Auto Components)	2,119,526
85,313	Kookmin Bank (Commercial Banks)	6,661,125
139,640	Korean Reinsurance Co. (Insurance)	1,627,870
38,820	LG Chem Ltd. (Chemicals)	1,788,592
62,860	LG Philips LCD Co. Ltd.* (Electronic Equipment & Instruments)	1,955,026
7,960	POSCO (Metals & Mining)	2,502,844
12,564	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,611,055

		33,473,768

Taiwan — 16.7%
1,491,869	AU Optronics Corp. (Electronic Equipment & Instruments)	2,008,643
943,252	Career Technology (MFG.) Co. Ltd. (Electronic Equipment & Instruments)	787,135
1,142,000	CHIPBOND Technology Corp. (Semiconductors & Semiconductor Equipment)	1,060,792
34,000	High Tech Computer Corp. (Computers & Peripherals)	785,843
687,131	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	4,995,898
296,500	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	3,034,364
210,273	Novatek Microelectronics Corp. Ltd. (Semiconductors & Semiconductor Equipment)	945,422
1,948,081	Shin Kong Financial Holding Co. Ltd. (Insurance)	1,996,055
497,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	794,120
4,330,101	Taishin Financial Holdings Co. Ltd.* (Commercial Banks)	2,376,357
3,092,806	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,274,990
1,785,232	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,172,651

		26,232,270

Thailand — 1.3%
2,171,000	Preuksa Real Estate PCL (Real Estate Management & Development)	383,877
1,000,800	Thai Oil PCL (Oil, Gas & Consumable Fuels)	1,716,336

		2,100,213

TOTAL COMMON STOCKS		$149,895,458

Preferred Stocks — 3.4%
South Korea — 3.4%
11,470	Hyundai Motor Co. Ltd. Preferred Shares (Automobiles)	$493,009
34,970	Hyundai Motor Co. Ltd. 2nd Preferred Shares (Automobiles)	1,516,309
6,360	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,415,207

TOTAL PREFERRED STOCKS		$5,424,525

Expiration
Units	Description	Month	Value
Right* — 0.0%
Thailand — 0.0%
198,411	TelecomAsia Corp. Public - Alien Market (Wireless Telecommunication Services)	04/2008	$—

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Obligation — 2.1%
JPMorgan Chase Euro - Time Deposit
$3,247,333	5.28%	12/01/2006	$3,247,333

TOTAL INVESTMENTS — 100.7%			$158,567,316

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7%)			(1,085,428)

NET ASSETS — 100.0%			$157,481,888

GOLDMAN SACHS ASIA EQUITY FUND

   Schedule of Investments (continued)

     November 30, 2006 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,143,406, which represents approximately 2.6% of net assets as of November 30, 2006.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
GDR — Global Depositary Receipt

As a % of Net Assets
Investments Industry Classifications †
Air Freight & Logistics	1.2%
Auto Components	1.3
Automobiles	3.3
Capital Markets	1.4
Chemicals	1.1
Commercial Banks	22.5
Computers & Peripherals	0.5
Construction & Engineering	1.6
Diversified Financials Services	0.7
Diversified Telecommunication Services	1.8
Electrical Utilities	1.3
Electronic Equipment & Instruments	6.2
Food Products	0.6
Household Durables	2.4
Independent Power Producers	0.1
Insurance	2.3
Internet & Catalog Retail	0.3
IT Services	3.5
Machinery	1.5
Marine	0.6
Metals & Mining	1.6
Oil, Gas & Consumable Fuels	6.0
Real Estate Investment Trusts	3.5
Real Estate Management & Development	7.2
Semiconductors & Semiconductor Equipment	16.5
Short-term Investments	2.1
Specialty Retail	3.2
Textiles, Apparel & Luxury Goods	0.7
Tobacco	0.9
Wireless Telecommunication Services	4.8

TOTAL INVESTMENTS	100.7%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

ADDITIONAL INVESTMENT INFORMATION

Tax Information — At November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$141,705,341

Gross unrealized gain	21,164,572
Gross unrealized loss	(4,302,597)

Net unrealized security gain	$16,861,975

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

  Schedule of Investments

    November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks - 77.9%
Brazil — 18.9%
70,200	Companhia Vale do Rio Doce ADR (Metal & Mining)	$1,948,752
83,795	CSU Cardsystem SA* (IT Services)	458,647
114,504	Lupatech SA* (Machinery)	1,430,110
47,100	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	3,998,790
140,172	Santos-Brasil SA* (Transportation)	1,521,497
17,687	Tele Norte Leste Participacoes SA (Diversified Telecommunication)	565,330
26,812	Unibanco-Uniao de Bancos Brasileiros SA ADR (Commercial Banks)	2,270,172
21,055	Vivax SA* (Media)	339,409

		12,532,707

China — 19.7%
5,374,000	China Construction Bank Class H(a) (Commercial Banks)	2,796,852
371,500	China Mobile Ltd. (Wireless Telecommunication Services)	3,122,419
1,316,000	China Petroleum and Chemical Corp. Class H (Oil, Gas & Consumable Services)	1,046,269
1,020,000	China Shipping Development Co. Ltd. Class H (Marine)	1,193,495
962,000	COSCO Holdings Class H (Marine)	553,035
472,000	Huadian Power International Co. (Independent Power Producers)	181,515
2,462,000	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Services)	3,148,173
1,128,000	Shui On Land Ltd.* (Real Estate Management & Development)	975,920
104,000	Yanzhou Coal Mining Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	73,827

		13,091,505

India — 14.8%
5,890	AIA Engineering Ltd. (Engineering)	160,558
169,572	Bajaj Hindustan Ltd. (Food Products)	936,569
77,821	Bharti Airtel Ltd.* (Wireless Telecommunication Services)	1,134,814
36,786	Infosys Technologies Ltd. (IT Services)	1,794,547
16,543	Infosys Technologies Ltd. ADR (IT Services)	885,547
608,274	Ishaan Real Estate PLC* (Real Estate Management & Development)	1,285,392
130,324	Satyam Computer Services Ltd. (IT Services)	1,336,063
17,800	Satyam Computer Services Ltd. ADR (IT Services)	415,630
138,632	UTI Bank Ltd. (Commercial Banks)	1,466,051
37,900	UTI Bank Ltd. GDR (Commercial Banks)	402,532

		9,817,703

Russia — 24.5%
57,655	LUKOIL ADR (Oil, Gas & Consumable Fuels)	5,171,653
129,971	OAO Gazprom ADR (Oil, Gas & Consumable Fuels)	6,126,852
35,221	Open Investments GDR* (Real Estate Management & Development)	942,162
981	Sberbank RF (Commercial Banks)	2,457,529
161,972	Uralkaliy (Chemicals)	251,469
52,385	X 5 Retail Group NV GDR* (Food & Staples Retailing)	1,364,802

		16,314,467

TOTAL COMMON STOCKS		$51,756,382

Exchanged Trade Fund — 3.5%
Hong-Kong — 3.5%
220,000	iShares Asia Trust	$2,304,427

Shares	Description	Value
Preferred Stocks — 9.4%
Brazil — 9.4%
66,415	Banco Itau Holding Financeira SA ADR (Commercial Banks)	$2,223,574
33,400	Companhia de Bebidas das Americas ADR (Beverages)	1,540,074
23,400	Companhia Vale do Rio Doce Class A (Metals & Mining)	546,685
34,780	Telemar Norte Leste SA Class A (Diversified Telecommunication)	787,169
609	Telemig Celular Participacoes SA Class G (Wireless Telecommunication Services)	199,434
26,438	Tim Participacoes SA ADR (Wireless Telecommunication Services)	899,950

TOTAL PREFERRED STOCKS		$6,196,886

		Expiration
Units		Month	Value
Warrants* — 0.8%
India — 0.8%
14,980	Bajaj Hindusthan Ltd. (Food Products)	01/2010	$82,736
31,793	Bharti Airtel Ltd. (Wireless Telecommunication Services)	01/2009	463,250

TOTAL WARRANTS			$545,986

Principal
Amount	Interest Rate	Maturity Date	Value
Short-Term Obligation — 5.0%
JPMorgan Chase Euro - Time Deposit
$3,308,373	5.28%	12/1/2006	$3,308,373

TOTAL INVESTMENTS — 96.6%			$64,112,054

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.4%			2,294,020

NET ASSETS — 100.0%			$66,406,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 *   Non-income producing security.

(a)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,796,852, which represents approximately 4.2% of net assets as of November 30, 2006.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

GOLDMAN SACHS BRIC FUND

  Schedule of Investments

    November 30, 2006 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Beverages	2.3%
Chemicals	0.4%
Commercial Banks	17.5%
Diversified Telecommunication	2.0%
Engineering	0.2%
Exchange Traded Fund	3.5%
Food & Staples Retailing	2.1%
Food Products	1.5%
Independent Power Producers	0.3%
IT Services	7.4%
Machinery	2.2%
Marine	2.6%
Media	0.5%
Metals & Mining	3.8%
Oil, Gas & Consumable Fuels	23.1%
Oil, Gas & Consumable Services	6.3%
Real Estate Management & Development	4.8%
Short-term Investments	5.0%
Transportation	2.3%
Wireless Telecommunication Services	8.8%

TOTAL INVESTMENTS	96.6%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

ADDITIONAL INVESTMENT INFORMATION

Tax Information — At November 30, 2006, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$57,631,660

Gross unrealized gain	6,767,088
Gross unrealized loss	(286,694)

Net unrealized security gain	$6,480,394

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS
Schedule of Investments
November 30, 2006 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (‘‘SEC’’) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (‘‘BGA’’)—a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (‘‘GSAM’’), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — As set forth in the prospectus, certain Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 29, 2007

* Print the name and title of each signing officer under his or her signature.